UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02351

Western Asset Investment Grade Income Fund Inc.

Name of Fund:

100 INTERNATIONAL DRIVE BALTIMORE, MD 21202

Fund Address:

Thomas C. Mandia

Western Asset Investment Grade Income Fund Inc.

100 First Stamford Place

Stamford, CT 06902

Name and address of agent for service:

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: 07/01/2019–06/30/2020

Item 1 – Proxy Voting Record:

Proxy Voting Record – The Fund held no voting securities during the period covered by this report. No records are attached.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02351
Reporting Period: 07/01/2019 - 06/30/2020
Western Asset Investment Grade Income Fund Inc.

=============== Western Asset Investment Grade Income Fund Inc. ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Investment Grade Income Fund Inc.

By:	/s/ Jane Trust
Jane Trust
President of Western Asset Investment Grade Income Fund Inc.

Date:	August 14, 2020